RELATED PARTY TRANSACTIONS	12 Months Ended
Jan. 31, 2014
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

Note 6 – Related Party Transactions

Free Office Space

The Company has been provided office space by its Chief Executive Officer at no cost. The management determined that such cost is nominal and did not recognize the rent expense in its financial statements.

Advances from Stockholder

From time to time, stockholders of the Company advance funds to the Company for working capital purpose. Those advances are unsecured, non-interest bearing and due on demand.

Advances from stockholder consisted of the following:

	January 31, 2014	January 31, 2013

Advances from stockholders	$99,951	$23,000

Total	$99,951	$23,000